Note 15 - Retirement and Pension Plans (Details) - The percentage of major category of plan assets	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash [Member]
Note 15 - Retirement and Pension Plans (Details) - The percentage of major category of plan assets [Line Items]
Percentage of major category of plan assets	23.00%	25.00%
Debt Securities [Member]
Note 15 - Retirement and Pension Plans (Details) - The percentage of major category of plan assets [Line Items]
Percentage of major category of plan assets	32.00%	20.00%
Equity Securities [Member]
Note 15 - Retirement and Pension Plans (Details) - The percentage of major category of plan assets [Line Items]
Percentage of major category of plan assets	45.00%	36.00%